Taxes (Details 3) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Schedule of taxes payable
Income tax payable	$ 274,296	$ 285,821
Value added tax payable	26,239	24,585
Other taxes payable	13,517	8,279
Total	$ 314,052	$ 318,685